Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock	Equity Payable	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, Amount at Dec. 31, 2011	$ 3,792		$ 21,118,251	$ (24,487,242)	$ (3,365,199)
Beginning balance, Shares at Dec. 31, 2011	3,792,385
Issuance of common stock and warrants for services, Amount	38		269,962		270,000
Issuance of common stock and warrants for services, Shares	37,500
Issuance of common stock for late payment penalty, Amount	39		160,429		160,468
Issuance of common stock for late payment penalty, Shares	39,241
Issuance of common stock for acquisitions, Amount
Adjustment to derivative liability due to note conversion			3,421,579		3,421,579
Adjustment to derivative liability due to note repayment, Amount	1		1,373		1,374
Adjustment to derivative liability due to note repayment, Shares	562
Adjustment of derivative liability due to note repayment 2			67,958		67,958
Adjustment to derivative liability due to warrant cancellation			1,318		1,318
Issuance of common stock for accrued bonuses, Amount					(61,843)
Stock based compensation			391,410		391,410
Net loss				(7,338,927)	(7,338,927)
Ending balance, Amount at Dec. 31, 2012	3,869,688		25,432,280	(31,826,169)	(6,390,019)
Ending balance, Shares at Dec. 31, 2012	3,870
Issuance of common stock and warrants for services, Amount	31	7,308	98,799		106,138
Issuance of common stock and warrants for services, Shares	31,292
Shares issued for Boomtext earn-out payment, Amount	247		2,210,420		2,210,667
Shares issued for Boomtext earn-out payment, Shares	247,279
Issuance of common stock for acquisitions, Amount	1,292		1,294,768		1,296,060
Issuance of common stock for acquisitions, Shares	1,291,667
Issuance of common stock for cash, net of transaction costs of $602,823, Amount	6,250		6,890,927		6,897,177
Issuance of common stock for cash, net of transaction costs of $602,823, Shares	6,250,000
Issuance of common stock for conversion of note principal and interest, Amount	4,462		5,350,044		5,354,506
Issuance of common stock for conversion of note principal and interest, Shares	4,462,089
Issuance of common stock for allonge, Amount	88		131,160		131,248
Issuance of common stock for allonge, Shares	87,947
Adjustment to derivative liability due to note conversion		218,446	10,726,967		10,945,413
Adjustment of derivative liability due to note repayment 2			40,511		40,511
Adjustment to derivative liability due to warrant cancellation
Adjustment of derivative liability for non-employee warrant conversion			176,555		176,555
Issuance of common stock and warrants for equity payable, Amount	40	(117,584)	117,544
Issuance of common stock and warrants for equity payable, Shares	39,382
Issuance of common stock for accrued bonuses, Amount	19		36,981		37,000
Issuance of common stock for accrued bonuses, Shares	19,271
Issuance of common stock for cashless exercise of warrants, Amount	21		55,525		55,546
Issuance of common stock for cashless exercise of warrants, Shares	21,171
Stock based compensation			1,890,216		1,890,216
Share rounding in reverse split, Amount
Share rounding in reverse split, Shares	92
Net loss				(16,759,031)	(16,759,031)
Ending balance, Amount at Dec. 31, 2013	16,320	108,170	54,452,697	(48,585,200)	5,991,987
Ending balance, Shares at Dec. 31, 2013	16,319,878
Issuance of common stock for financing, net of transaction costs of $448,635, Amount	5,413		4,958,945		4,964,358
Issuance of common stock for financing, net of transaction costs of $448,635, Shares	5,413,000
Issuance of common stock for acquisitions, Amount	505		672,000		672,505
Issuance of common stock for acquisitions, Shares	504,884
Stock based compensation			317,351		317,351
Net loss				(1,763,748)	(1,763,748)
Ending balance, Amount at Mar. 31, 2014	$ 22,238	$ 108,170	$ 60,400,993	$ (50,348,948)	$ 10,182,453
Ending balance, Shares at Mar. 31, 2014	22,237,762